Exceptional items	3 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Exceptional items	Exceptional items

	For the three months ended March 31,
	2023	2022
	€m	€m
Business transformation program (1)	28.1	5.5
Findus Switzerland integration costs (2)	—	2.1
Fortenova Acquisition integration costs (3)	1.8	2.0
Release of indemnification assets (4)	—	7.0
Information Technology transformation program (5)	0.2	2.2
Factory optimization (6)	—	0.2
Total exceptional items	30.1	19.0

We do not consider these items to be indicative of our ongoing operating performance.

(1)    Business transformation program
In 2020, the Company launched the first phase of a multi-year, enterprise-wide transformation and optimization program. Over the next few years, additional transformation phases will be implemented. The program aims to standardize, simplify and automate end-to-end business processes. This will enable key decision making and analytical capability, building a platform and organization to support future growth and provide better value for shareholders. Execution of the business transformation program will include the evaluation and implementation of a new ERP system.
Expenses incurred to date consist of restructuring, severance and transformational project costs, including business technology transformation initiative costs and related professional fees.

(2)    Findus Switzerland integration costs
The Company completed the acquisition of Findus Switzerland on December 31, 2020, following which the Company commenced an integration project which completed in 2022. Integration expenses incurred related to external consultancy costs, organizational structure alignment to Nomad design and roll-out of the Nomad ERP system.
(3)    Fortenova Acquisition integration costs

The Company completed the acquisition of the Fortenova Group’s Frozen Food Business Group on September 30, 2021, following which the Company began a three year integration project. Integration expenses incurred relate to external consultancy costs, organizational structure alignment to Nomad design, systems configuration and roll-out of our controls environment to the acquired business.

(4)    Release of indemnification assets

The charges for the release of indemnification assets relates to the release of shares held in escrow associated with the acquisition of the Findus Group in 2015.

(5)    Information Technology transformation program
In 2021, the Company launched a program to transform the Information Technology (“IT”) operating model, specifically to modernize the end-to-end technology estate to support current and future complex and evolving business needs driven by acquisitions and organic growth. Among the many changes made, the program moved our operating model to a cloud-hosted solution, which better deploys new services to the business and end user, including application management, supporting a diverse workforce across multiple locations and languages, as well as deploying artificial Intelligence assisted tools. Other key components of the program included the Company’s cyber security services to adapt to rapidly changing threats and a change of IT service partners to enable one-off renovation and uplift of capabilities across the business. The program is due to complete in 2023.

(6)    Factory optimization
In 2018, the Company initiated a three-year factory optimization program. The focus of the program was to develop a new suite of standard manufacturing and supply chain processes, that provides a single network of optimized factories. The program is expected to provide a number of benefits, including an optimized supply chain infrastructure, benefits derived from the implementation of a standardized global manufacturing and planning processes, and an increased level of sustainable performance improvement. Due to delays in delivering the program across the Nomad manufacturing portfolio due to various government lockdowns and travel bans, the project was extended for an additional year through to its completion in 2022.

Tax impact of exceptional items
The tax impact of the exceptional items for the three months ended March 31, 2023 amounted to a credit of €7.0 million (2022: €2.3 million).
Cash flow impact of exceptional items
Included in the Condensed Consolidated Interim Statements of Cash Flows for the three months ended March 31, 2023 is €14.0 million (2022: €12.6 million) of cash outflows relating to exceptional items. This includes cash flows related to the above items in addition to the cash impact of the settlement of provisions brought forward from previous accounting periods.